UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21504

Advent/Claymore Enhanced Growth & Income Fund

(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY	10018
(Address of principal executive offices)	(Zip code)

Robert White, Treasurer

Advent/Claymore Enhanced Growth & Income Fund

1065 Avenue of the Americas

New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 479-0675

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Advent/Claymore Enhanced Growth & Income Fund

Portfolio of Investments

January 31, 2006 (unaudited)

Number of Shares		Value
	Common Stocks - 70.7%
	Aluminum, Steel and Other Metals - 6.8%
48,400	Cameco Corp. (Canada) (a)	3,827,472
60,000	Companhia Vale do Rio Doce ADR (Brazil) (a)	3,076,200
101,300	Freeport-McMoRan Copper & Gold, Inc., Class B (a)	6,508,525
2,498,246	Minmetals Resources Ltd. (Hong Kong) (b)	764,881
60,000	POSCO ADR (South Korea) (a)	3,443,400
25,000	Rautaruukki OYJ (Finland)	754,687

		18,375,165

	Automotive - 1.5%
40,000	Honda Motor Co., Ltd. ADR (Japan) (a)	1,138,000
250,000	Nissan Motor Co., Ltd. (Japan)	2,818,947

		3,956,947

	Beverages, Food and Tobacco - 6.5%
135,000	Altria Group, Inc. (a)	9,765,900
85,000	Bunge Ltd. (Bermuda)	5,011,600
75,000	Corn Products International, Inc. (a)	2,045,250
13,500	Loews Corp - Carolina Group (a)	622,620

		17,445,370

	Chemicals - 1.0%
100,000	Braskem SA ADR (Brazil)	1,545,000
30,000	E.I. du Pont de Nemours and Co. (a)	1,174,500

		2,719,500

	Communications, Media and Entertainment - 2.4%
100,000	Cablevision Systems Corp., Class A (b)	2,460,000
100,000	DIRECTV Group, Inc. (The) (b)	1,383,000
20,000	Nintendo Co., Ltd. (Japan)	2,748,900

		6,591,900

	Computers - Software and Peripherals - 2.2%
150,000	Activision, Inc. (b)	2,151,000
30,000	Infosys Technologies Ltd. ADR (India)	2,288,100
7,000	Square Enix Co., Ltd. (Japan)	186,563
33,659	UbiSoft Entertainment SA (France) (b)	1,429,706

		6,055,369

	Electronics Equipment and Components - 3.8%
200,000	Cypress Semiconductor Corp. (a)(b)	3,386,000
85,300	SONY Corp. ADR (Japan) (a)	4,171,170
35,000	TDK Corp. (Japan)	2,538,333

		10,095,503

	Energy - 0.8%
41,100	Primary Energy Recycling Corp. EIS (Canada)	341,871
225,000	Primary Energy Recycling Corp. (Canada) (b)(c)	1,871,556

		2,213,427

	Financial Services - 0.9%
159,600	Charles Schwab Corp. (The)	2,360,484

	Health Care Products and Services - 2.4%
125,000	Boston Scientific Corp. (a)(b)	2,733,750
50,000	Guidant Corp. (a)	3,680,000

		6,413,750

	Internet - 2.6%
200,000	InfoSpace, Inc. (a)(b)	4,722,000
130,000	Shanda Interactive Entertainment Ltd. (Cayman Islands)(b)	2,177,500

		6,899,500

	Leisure and Entertainment - 1.8%
40,000	MGM MIRAGE (a)(b)	1,482,400
95,000	Sega Sammy Holdings, Inc. (Japan)	3,416,478

		4,898,878

	Mining - 4.4%
131,600	Alpha Natural Resources, Inc. (a)(b)	3,096,548
130,000	Compania de Minas Buenaventura SA ADR (Peru)	3,603,600
250,000	International Coal Group, Inc. (b)	2,530,000
52,600	Meridian Gold, Inc. (Canada) (a)(b)	1,429,668
32,200	Yanzhou Coal Mining Co., Ltd. ADR (China)	1,234,226

		11,894,042

	Office Equipment - 1.4%
150,000	Seiko Epson Corp. (Japan)	3,709,478

	Oil and Gas - 10.7%
63,200	BlackRock Ventures, Inc. (Canada) (b)	696,510
50,000	Dresser-Rand Group, Inc. (a)(b)	1,346,500
25,000	EOG Resources, Inc. (a)	2,113,500
50,000	Modec, Inc. (Japan)	1,485,758
75,000	Murphy Oil Corp.	4,275,000
1,000	Occidental Petroleum Corp.	97,710
183,800	Ocean Rig ASA (Norway) (b)	2,429,482
70,000	Polski Koncern Naftowy Orlen SA GDR (Poland)	2,835,644
45,000	Pride International, Inc. (a)(b)	1,588,950
100,000	Repsol YPF SA (Spain)	2,709,102
50,000	Suncor Energy, Inc. (Canada) (a)	4,006,000
50,000	Tesoro Corp. (a)	3,623,500
30,200	YPF SA ADR (Argentina)	1,626,874

		28,834,530

	Pharmaceuticals - 6.0%
55,000	Biogen Idec, Inc. (b)	2,461,250
61,400	Biovail Corp. (Canada) (a)(b)	1,390,710
170,000	Elan Corp. PLC ADR (Ireland) (a)(b)	2,704,700
25,000	Forest Laboratories, Inc. (a)(b)	1,157,000
45,000	GlaxoSmithKline PLC ADR (United Kingdom) (a)	2,305,800
22,500	Ono Pharmaceutical Co., Ltd. (Japan)	1,016,743
50,000	Pfizer, Inc.	1,284,000
20,000	Sanofi-Aventis ADR (France) (a)	920,000
80,000	Serono SA (Switzerland)	1,522,400
25,000	Takeda Pharmaceutical Co., Ltd. (Japan)	1,418,016

		16,180,619

	Publishing - 0.9%
70,000	VNU NV (Netherlands)	2,343,477

	Telecommunications - 11.1%
50,000	America Movil SA de CV ADR, Ser. L (Mexico) (a)	1,686,500
200,000	Arris Group, Inc. (a)(b)	2,352,000
100,000	BCE, Inc. (Canada) (a)	2,421,000
200,000	China Unicom Ltd. ADR (Hong Kong) (b)	1,780,000
250,000	Koninklijke (Royal) KPN NV (Netherlands)	2,413,421
100,000	KT Corp. ADR (South Korea)	2,111,000
100,000	Mobile TeleSystems ADR (Russia)	3,748,000
350,000	Portugal Telecom, SGPS SA (Portugal)	3,510,540
150,000	Sprint Nextel Corp.	3,433,500
30,000	Telus Corp. (Canada)	1,179,900
87,166	Turkcell Iletisim Hizmetleri AS ADR (Turkey) (a)	1,517,560
115,000	Verizon Communications, Inc. (a)	3,640,900

		29,794,321

	Transportation - 3.5%
65,000	Continental Airlines, Inc., Class B (a)(b)	1,359,150
175,000	Frontier Airlines, Inc. (b)	1,176,000
120,000	General Maritime Corp. (Marshall Islands) (a)	4,504,800
140,000	Southwest Airlines Co. (a)	2,304,400

		9,344,350

	Total Common Stocks (Cost $185,755,024)	190,126,610

	Convertible Preferred Stocks - 6.3%
	Aluminum, Steel and Other Metals - 0.5%
1,000	Freeport-McMoRan Copper & Gold, Inc., Ser. B, 5.50%	1,356,875

	Automotive - 0.9%
75,000	Ford Motor Co. Capital Trust II, 6.50%, 2032	2,411,250

	Chemicals - 1.2%
60,000	Celanese Corp., Ser. A, 4.25% (a)	1,758,000
30,000	Huntsman Corp., 5.00%, 2008 (a)	1,383,750

		3,141,750

	Utilities - 3.7%
80,100	Entergy Corp., 7.625%, 2009 (a)	3,975,363
4,500	NRG Energy, Inc., Ser. 4 (2), 4.00%	6,028,313

		10,003,676

	Total Convertible Preferred Stocks (Cost $16,269,759)	16,913,551

Principal Amount
	Corporate Bonds - 12.5%
	Building Products and Services - 0.8%
$2,000,000	U.S. Concrete, Inc., B-
	8.375%, 4/01/14, Senior Subordinated Notes	2,040,000

	Chemicals - 0.6%
1,572,000	Rhodia SA, CCC+
	8.875%, 6/01/11, Senior Subordinated Notes (France)	1,603,440

	Computers - Software and Peripherals - 1.1%
3,000,000	Sungard Data Systems, Inc., B-
	10.25%, 8/15/15, Senior Subordinated Notes (a)(c)(d)	3,015,000

	Electronics Equipment and Components - 0.4%
1,000,000	Imax Corp., B-
	9.625%, 12/01/10, Company Guarantee Notes (Canada)	1,022,500

	Investment Companies - 0.4%
1,000,000	RBS Participacoes SA, B-
	11.00%, 4/01/07, Company Guarantee Notes (Brazil)	1,020,000

	Mining - 1.4%
3,500,000	Hudson Bay Mining and Smelting Co, Ltd., B
	9.625%, 1/15/12, Secured Notes (Canada)	3,762,500

	Oil and Gas - 0.8%
2,000,000	Venoco, Inc., CCC+
	8.75%, 12/15/11, Senior Unsecured Notes (d)	2,065,000

4,000,000	Retail - Specialty Stores - 1.5%
	Neiman Marcus Group, Inc. B-
	10.375%, 10/15/15, Company Guarantee Notes (a)(c)(d)	4,125,000

	Special Purpose Entity - 5.0%
13,500,000	Dow Jones CDX HY, Ser. 3-4, NR
	10.50%, 12/29/09 (c)	13,533,750

	Telecommunications - 0.5%
1,500,000	Hawaiian Telcom Communications, Inc., CCC+
	12.50%, 5/01/15, Senior Subordinated Notes (c)	1,406,250

	Total Corporate Bonds (Cost $32,901,222)	33,593,440

	Convertible Bonds - 10.4%
	Automotive - 0.9%
100,000	General Motors Corp., Ser. A, B
	4.50%, 3/06/32, Senior Unsecured Convertible Notes	2,315,000

	Communications Equipment - 0.7%
1,900,000	Lucent Technologies, Inc., Ser. B, B
	2.75%, 6/15/25, Senior Unsecured Convertible Notes	1,952,250

	E-Commerce - 0.3%
1,000,000	WebMD Corp., NR
	1.75%, 6/15/23, Subordinated Convertible Notes	847,500

	Electronic Equipment and Components - 0.3%
1,000,000	Mentor Graphics Corp., NR
	5.941%, 8/06/23, Subordinated Convertible Notes (e)	910,000

	Financial Services - 1.1%
62,138	Merrill Lynch & Co., Inc., Ser. ECA, A+
	8.00%, 10/26/06, Notes (f)	3,003,129

	Mining - 1.2%
3,500,000	Coeur D’ Alene Mines Corp., B-
	1.25%, 1/15/24, Senior Unsecured Convertible Notes	3,228,750

	Pharmaceuticals - 2.5%
4,000,000	Sepracor, Inc., CCC+
	0.00%, 10/15/24, Senior Subordinated Convertible Notes (a)	4,020,000
3,000,000	Valeant Pharmaceuticals International, B
	4.00%, 11/15/13, Subordinated Convertible Notes	2,621,250

		6,641,250

	Special Purpose Entity - 0.8%
2,000,000	Qiagen Finance SA, NR
	1.50%, 8/18/24, Company Guarantee Notes (Luxembourg)	2,147,182

	Telecommunications - 1.8%
2,366,000	Andrew Corp., B+
	3.25%, 8/15/13, Subordinated Convertible Notes	2,602,600
1,760,000	Millicom International Cellular SA, B-
	4.00%, 1/07/10, Convertible Debentures (Luxembourg) (a)	2,290,056

		4,892,656

	Utilities - 0.8%
2,000,000	Dominion Resources, Inc., Ser. C, BBB
	2.125%, 12/15/23, Senior Unsecured Notes	2,132,500

	Total Convertible Bonds (Cost $27,933,678)	28,070,217

	Total Investments - 99.9% (Cost $262,859,683)	268,703,818
	Other assets less liabilities - 1.1%	3,048,629
	Total Options Written - (1.0%)	(2,842,810)

	Net Assets - 100.0%	$268,909,637

ADR - American Depositary Receipt.

EIS - Enhanced Income Security.

PLC - Public Limited Company.

(a)	All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.

(b)	Non-income producing security.

(c)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to 8.9% of net assets.

(d)	All or a portion of these securities with an aggregate market value of $9,205,000 have been physically segregated to collateralize written call options.

(e)	Variable rate or floating security. The rate shown is as of January 31, 2006.

(f)	Variable principal amount dependent upon the value of Encana stock.

Ratings shown are per Standard & Poor’s. Securities classified as NR are not rated by Standard & Poor’s.

Contracts (100 shares per contract)	Call Options Written (a)	Expiration Date	Exercise Price	Market Value
5	Alpha Natural Resources, Inc.	February 2006	$22.50	$713
435	Alpha Natural Resources, Inc.	March 2006	25.00	26,100
250	Altria Group, Inc.	February 2006	80.00	3,750
500	America Movil SA de CV ADR	March 2006	35.00	70,000
400	Arris Group, Inc.	February 2006	10.00	74,000
1,000	Arris Group, Inc.	February 2006	12.50	40,000
500	Arris Group, Inc.	March 2006	12.50	36,250
100	BCE, Inc.	February 2006	25.00	2,500
400	Biovail Corp.	February 2006	22.50	44,000
500	Boston Scientific Corp.	February 2006	27.50	2,500
300	Cameco Corp.	February 2006	75.00	171,000
200	Celanese Corp.	March 2006	20.00	22,500
500	Companhia Vale do Rio Doce	February 2006	50.00	95,000
500	Continental Airlines, Inc.	February 2006	22.50	25,000
500	Corn Products International, Inc.	April 2006	30.00	17,500
1,000	Cypress Semiconductor Corp.	February 2006	17.50	35,000
1,000	Cypress Semiconductor Corp.	March 2006	17.50	80,000
500	Dresser-Rand Group, Inc.	February 2006	25.00	240,000
300	EI du Pont de Nemours & Co.	February 2006	40.00	9,000
1,000	Elan Corp PLC ADR	April 2006	20.00	135,000
80	Entergy Corp.	February 2006	75.00	2,000
200	EOG Resources, Inc.	February 2006	85.00	63,000
250	Forest Laboratories, Inc.	February 2006	45.00	45,000
5	Freeport-McMoRan Copper & Gold, Inc.	February 2006	65.00	975
500	Freeport-McMoRan Copper & Gold, Inc.	May 2006	70.00	135,000
200	General Maritime Corp.	March 2006	40.00	13,500
5	GlaxoSmithKline PLC ADR	February 2006	55.00	75
300	GlaxoSmithKline PLC ADR	March 2006	55.00	9,000
10	Guidant Corp.	April 2006	75.00	3,000
380	Honda Motor Co., Ltd.	February 2006	30.00	6,650
15	Huntsman Corp.	February 2006	22.50	1,200
92	Infospace, Inc.	February 2006	30.00	1,380
100	Loews Corp - Carolina Group	March 2006	45.00	24,000
500	Meridian Gold, Inc.	February 2006	22.50	237,500
400	MGM MIRAGE	February 2006	40.00	18,000
200	Millicom International Cellular SA	February 2006	30.00	170,000
1	Neiman-Marcus Group Inc. (b)	March 2006	99.00	112,760
400	POSCO ADR	March 2006	60.00	62,000
400	Pride International, Inc.	February 2006	35.00	46,000
200	Sanofi-Aventis ADR	February 2006	45.00	39,000
400	Sepracor, Inc.	February 2006	60.00	30,000
814	SONY Corp.	February 2006	45.00	325,600
514	Southwest Airlines Co.	February 2006	17.50	5,140
250	Suncor Energy, Inc.	February 2006	70.00	245,000
250	Suncor Energy, Inc.	February 2006	85.00	27,500
1	Sunguard Data Systems, Inc. (b)	March 2006	102.00	13,140
300	Tesoro Corp.	February 2006	75.00	48,000
10	Turkcell Iletisim Hizmetleri AS ADR	March 2006	17.50	900
153	Verizon Communications, Inc.	February 2006	32.50	2,677
500	Verizon Communications, Inc.	March 2006	32.50	25,000

	Total Call Options Written (Premiums received $1,426,520)			$2,842,810

(a)	Non-income producing security.

(b)	Each contract represents the entire principal amount of the fixed-income security that covers the written option.

Country Breakdown*
United States	55.5%
Japan	9.2%
Canada	8.2%
Brazil	2.1%
South Korea	2.1%
Bermuda	1.9%
Netherlands	1.8%
Marshall Islands	1.7%
Luxembourg	1.6%
France	1.5%
Russia	1.4%
Peru	1.3%
Portugal	1.3%
Poland	1.0%
Spain	1.0%
Ireland	1.0%
Hong Kong	0.9%
Norway	0.9%
United Kingdom	0.8%
India	0.8%
Cayman Islands	0.8%
Mexico	0.6%
Argentina	0.6%
Switzerland	0.6%
Turkey	0.6%
China	0.5%
Finland	0.3%

*	Subject to change daily.

See previously submitted notes to financial statements for the annual period ended October 31, 2005.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer
Date:	March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer
Date:	March 29, 2006

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer
Date:	March 29, 2006